Segment information	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Segment information
Segment information

Geographical information

The Group’s non-current assets by the Company’s country of domicile were as follows:

	December 31, 2018	December 31, 2017
Switzerland	3,812,001	1,958,709
Total	3,812,001	1,958,709

Non-current assets exclude financial instruments.